17. SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
17. SUBSEQUENT EVENTS

NOTE 17: SUBSEQUENT EVENTS

a) Common Stock

During the period from January 1, 2018 until the date of this report, the Company issued 13,813,814 shares of Common Stock for the partial conversion of the unsecured convertible note dated December 18, 2017. With the issuance of the Common Stock was converted an aggregate of $100,000 and $15,000 from the unsecured convertible promissory note and its interest liability, respectively.

b) Defaults

During fiscal year 2017 and up to the date of this annual report, the Company was in default during certain periods of the minimum liquidity covenant within the agreement with Conquistador Shipping Corporation as described in Note 7. As of the date of this annual report, the Company is no longer in default of the minimum liquidity covenant, however, Conquistador Shipping Corporation reserves its rights and remedies with respect to such default as provided in the agreement. On March 16, 2018, the Company signed an amendment to the agreement with Conquistador Shipping Corporation and agreed the payments due December 18, 2017 to be extended until May 30, 2018.

c) Vessel Acquisition

In December 2017, the Company entered into a bareboat charter contract to acquire a 45,950 dwt, 1996 built, drybulk vessel. Pursuant to the bareboat charter contract, the Company will provide a down payment of $500,000 together with the issuance of 10,000,000 shares of Common Stock, subject to restriction for four years, at a price of $0.05 per share prior to delivery of the vessel and $2,191 per day for five years commencing on the date of delivery of the said vessel. At the conclusion of the five years, the vessel will be fully owned by the Company without any further payment. The vessel has not yet been delivered to the Company. On March 7, 2018, the Company entered into an addendum to the bareboat charter contract, whereby the cancellation date for delivery was extended from April 4, 2018, to July 30, 2018.

d) Amendments to Credit Facilities

On March 7, 2018, it was agreed the due date of the $300,000 credit facility with Mr. Antonios Bertsos, the Company’s Chief Executive Officer, Chief Financial Officer and member of Board of Directors (refer to Note 8), to be extended up to December 31, 2018. All other terms remained the same.